UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)
 Deutsche Global Equity Fund
(formerly DWS Global Equity Fund)
	Shares	Value ($)
Common Stocks 88.7%
Belgium 2.0%
Anheuser-Busch InBev NV (Cost $642,089)	9,000	973,041
Brazil 0.7%
CCR SA (Cost $314,715)	43,000	338,125
Canada 5.7%
Agnico Eagle Mines Ltd.	10,000	371,900
Brookfield Asset Management, Inc. "A"	20,000	892,191
Canadian Oil Sands Ltd.	20,000	427,202
Canadian Pacific Railway Ltd.	5,500	1,045,825

(Cost $2,142,129)		2,737,118
Finland 0.9%
Nokia Oyj (Cost $437,771)	57,000	449,060
France 1.3%
Pernod Ricard SA (Cost $596,055)	5,500	616,222
Germany 2.7%
BASF SE	5,000	519,653
Fresenius Medical Care AG & Co. KGaA	11,000	764,605

(Cost $1,111,990)		1,284,258
Indonesia 0.6%
PT Indofood CBP Sukses Makmur Tbk (Cost $336,416)	300,000	266,614
Ireland 3.3%
Accenture PLC "A" (a)	7,000	554,960
Alkermes PLC* (b)	3,000	128,280
Shire PLC	11,000	906,815

(Cost $913,482)		1,590,055
Italy 2.1%
Sorin SpA*	90,000	247,627
Unipol Gruppo Finanziario SpA	105,000	574,284
World Duty Free SpA*	17,000	193,265

(Cost $792,246)		1,015,176
Luxembourg 1.4%
Eurofins Scientific (Cost $505,937)	2,200	655,212
Malaysia 0.6%
IHH Healthcare Bhd. (Cost $247,400)	190,000	279,557
Mexico 0.5%
Alsea SAB de CV* (Cost $262,371)	75,000	256,203
Netherlands 0.9%
Yandex NV "A"* (b) (Cost $389,250)	14,000	423,920
Norway 2.2%
DNO ASA*	120,000	401,936
Norsk Hydro ASA	110,000	650,088

(Cost $723,697)		1,052,024
Philippines 2.7%
Metropolitan Bank & Trust Co.	400,000	789,328
Puregold Price Club, Inc.	500,000	484,187

(Cost $1,273,270)		1,273,515
Spain 0.9%
Atresmedia Corp. de Medios de Comunicaion SA (Cost $453,388)	30,000	438,756
Sweden 4.9%
Assa Abloy AB "B"	10,000	490,025
Atlas Copco AB "A"	25,000	744,950
Svenska Cellulosa AB "B"	20,000	494,023
Swedish Match AB	19,000	621,730

(Cost $2,192,044)		2,350,728
Switzerland 2.1%
Nestle SA (Registered)	8,500	631,007
Novartis AG (Registered)	4,500	392,802

(Cost $471,362)		1,023,809
Thailand 0.2%
Siam Cement PCL (NVDR) (Cost $72,782)	5,800	78,274
United Kingdom 8.0%
Aberdeen Asset Management PLC	59,000	409,532
Anglo American PLC	30,000	804,045
Aon PLC (a)	4,500	379,620
AVEVA Group PLC	12,000	404,056
British American Tobacco PLC	9,000	526,719
Halma PLC	28,000	264,793
IMI PLC	10,000	238,500
Intertek Group PLC	10,000	432,646
Rolls-Royce Holdings PLC*	9,000	156,792
Spirax-Sarco Engineering PLC	5,000	228,887

(Cost $3,909,319)		3,845,590
United States 45.0%
Allergan, Inc.	3,000	497,580
Alliance Data Systems Corp.* (c)	3,700	970,473
Amgen, Inc.	6,000	764,340
Amphenol Corp. "A"	10,000	961,700
Bristol-Myers Squibb Co.	9,000	455,580
CBRE Group, Inc. "A"*	14,000	431,760
Cerner Corp.*	10,000	552,000
Colfax Corp.* (c)	11,000	692,670
Cynosure, Inc. "A"*	11,000	250,140
Danaher Corp.	8,500	627,980
DIRECTV*	8,000	688,400
Discovery Communications, Inc. "A"*	8,000	681,680
Eaton Corp. PLC	9,000	611,280
Ecolab, Inc.	6,000	651,180
Express Scripts Holding Co.*	10,000	696,500
Exxon Mobil Corp.	7,000	692,580
Fastenal Co. (c)	7,000	310,450
JPMorgan Chase & Co.	13,000	749,710
Kansas City Southern	2,500	272,650
L Brands, Inc.	9,000	521,730
Las Vegas Sands Corp.	10,000	738,500
MasTec, Inc.* (c)	14,000	380,660
MasterCard, Inc. "A"	12,000	889,800
Mead Johnson Nutrition Co.	4,000	365,760
Monster Beverage Corp.*	8,000	511,680
National Oilwell Varco, Inc.	5,000	405,200
Noble Energy, Inc.	13,000	864,370
Pall Corp.	9,500	735,965
Praxair, Inc.	8,000	1,025,120
ResMed, Inc. (c)	9,000	465,660
Schlumberger Ltd.	5,500	596,145
The Travelers Companies, Inc.	8,000	716,480
TJX Companies, Inc.	10,000	532,900
United Technologies Corp.	6,000	630,900
W.R. Grace & Co.*	4,000	364,000
Yelp, Inc.*	4,000	268,640

(Cost $19,495,192)		21,572,163

Total Common Stocks (Cost $37,282,905)		42,519,420
Participatory Note 0.6%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International) Expiration Date 8/21/2015 (Cost $272,509)	2,015,600	312,237
Securities Lending Collateral 4.9%
Daily Assets Fund Institutional, 0.10% (d) (e) (Cost $2,363,578)	2,363,578	2,363,578
Cash Equivalents 10.7%
Central Cash Management Fund, 0.06% (d) (Cost $5,125,093)	5,125,093	5,125,093

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $45,044,085) †	104.9	50,320,328
Other Assets and Liabilities, Net	(4.9)	(2,364,234)

Net Assets	100.0	47,956,094

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $45,044,085.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $5,276,243.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,914,774 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $638,531.

(a)	Listed on the New York Stock Exchange.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $2,256,887, which is 4.7% of net assets.

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
NVDR: Non-Voting Depository Receipt
At July 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Mini MSCI Emerging Market	USD	9/19/2014	30	1,581,900	(23,724)
S&P 500 Index	USD	9/18/2014	3	1,443,600	(38,636)
Total unrealized depreciation					(62,360)

Currency Abbreviation

USD	United States Dollar

At July 31, 2014 the Deutsche Global Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Note
Industrials	7,938,305	18.5%
Health Care	7,056,698	16.5%
Consumer Staples	5,490,983	12.8%
Financials	5,255,142	12.3%
Information Technology	5,187,402	12.1%
Materials	4,464,260	10.4%
Consumer Discretionary	4,051,434	9.5%
Energy	3,387,433	7.9%
Total	42,831,657	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$973,041	$—	$973,041
Brazil	338,125	—	—	338,125
Canada	2,737,118	—	—	2,737,118
Finland	—	449,060	—	449,060
France	—	616,222	—	616,222
Germany	—	1,284,258	—	1,284,258
Indonesia	—	266,614	—	266,614
Ireland	683,240	906,815	—	1,590,055
Italy	—	1,015,176	—	1,015,176
Luxembourg	—	655,212	—	655,212
Malaysia	—	279,557	—	279,557
Mexico	256,203	—	—	256,203
Netherlands	423,920	—	—	423,920
Norway	—	1,052,024	—	1,052,024
Philippines	—	1,273,515	—	1,273,515
Spain	—	438,756	—	438,756
Sweden	—	2,350,728	—	2,350,728
Switzerland	—	1,023,809	—	1,023,809
Thailand	—	78,274	—	78,274
United Kingdom	379,620	3,465,970	—	3,845,590
United States	21,572,163	—	—	21,572,163
Participatory Note	—	312,237	—	312,237
Short-Term Investments (f)	7,488,671	—	—	7,488,671

Total	$33,879,060	$16,441,268	$—	$50,320,328

Liabilities
Derivatives (g)
Futures Contracts	$(62,360)	$—	$—	$(62,360)

Total	$(62,360)	$—	$—	$(62,360)

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(62,360)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014